Submission	Feb. 27, 2026
Submission [Line Items]
Central Index Key	0001559053
Registrant Name	PROTHENA CORP PUBLIC LTD CO
Registration File Number	333-277290
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A